Cover	Jun. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Entity File Number	1-38771
Entity Registrant Name	Diamond S Shipping Inc.
Entity Central Index Key	0001761940
Entity Tax Identification Number	94-1480128
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	33 Benedict Place
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	413-2000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.001 par value per share
Trading Symbol	DSSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false